Share Capital - Summary Of Effects Of Changes In Ownership Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Capital [Line Items]
Net loss attributable to Cresco Labs Inc.	$ (175,522)	$ (212,047)
Increase (decrease) in Cresco Labs Inc. equity due to redemptions of Cresco Labs, LLC shares	0	0
Total change from net loss attributable to Cresco Labs Inc. and change in ownership interest in Cresco Labs, LLC.	(181,310)	(211,778)
Share capital
Share Capital [Line Items]
Increase (decrease) in Cresco Labs Inc. equity due to redemptions of Cresco Labs, LLC shares	16,027	17,438
Accumulated deficit
Share Capital [Line Items]
Increase (decrease) in Cresco Labs Inc. equity due to redemptions of Cresco Labs, LLC shares	$ (21,815)	$ (17,169)